Leases -Weighted average remaining lease term and discount rate (Details)	Jun. 30, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Weighted average remaining lease term (years), Operating leases	5 years 11 months 23 days	6 years 1 month 20 days
Weighted average discount rate, Operating leases	8.39%	8.65%